RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of nature of the relationships with related parties

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Hubei Film Distribution and Exhibition Co., Ltd. ("Hubei Film Distribution")	Noncontrolling interest holder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling interest holder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling interest holder
FilmWorkshop Co., Ltd. ("Film Workshop")	A company majority-owned by a member of strategy committee of the Group
Tianjin Nongken Group Real Estate Development Co., Ltd. ("Nongken Real Estate")	Noncontrolling interest holder
Tianjin Nongken Group Culture Investment Co., Ltd. ("Nongken Culture")	A company majority-owned by a noncontrolling interest holder
Tianjin Nongken Group Co., Ltd. ("Nongken Group")	A company as a shareholder of a noncontrolling interest holder
Sanya Cinema	Equity method investee
Wuhu Bona	Equity method investee
Bona Film Investment Fund.	Equity method investee
Mr. Guoqiang Lu	Noncontrolling interest holder
Beijing Xinliliang Television Culture Co., Ltd ("Beijing Xinliliang")	A company owned by a noncontrolling interest holder
Beijing Shui Shang Quan Jing Cineplex Construction Consultation Co, Ltd. ("Shui Shang Quan Jing")	A company owned by a shareholder's related party
We Distribution Ltd. ("We Distribution").	A company majority owned by a non-controlling interest holder
N&J Partners Limited ("N&J")	Noncontrolling interest holder

Schedule of balances due from and due to the related parties

	December 31,
	2013	2014
Amounts due from We Distribution (i)	295	257
Amounts due fromWuhu Bona (ii)	156	11
Amounts due from Nongken Group (iii)	55	1
Amounts due from Sanya Cinema (iv)	3	—
Amounts due from Nongken Real Estate (iii)	1	—

	510	269

(i)	The amounts represent receivables from We Distribution to support its operation.
(ii)	The amounts represent the receivables of consulting service fees from Wuhu Bona.
(iii)	The amounts represent the receivables of the theater rental fees from Nongken Group.
(iv)	The amounts represent the receivables for upfront expenses paid to Sanya Cinema.

Schedule of Other Balances due to related parties

	December 31,
	2013	2014
Amounts due to Nongken Real Estate (i)	2,105	2,527
Amounts due to Shui Shang Quan Jing (ii)	—	1,949
Amounts due to Nongken Culture (iii)	1,541	1,759
Amounts due to Film Workshop (iv)	685	1,002
Amounts due to Hubei Film Distribution (v)	463	451
Amounts due to N&J (vi)	—	387
Amounts due to Hunan Xiaoxiang (v)	248	242
Amounts due to Beijing Xinliliang (vii)	57	56
Amounts due to Wuhan Lianzhong (viii)	784	—
Amounts due to Mr. Guoqiang Lu (ix)	3	—

	5,886	8,373

(i)	The amounts represent payables for loans obtained from Nongken Real Estate.
(ii)	The amounts represent payables for cineplex construction project provided by Shui Shang Quan Jing.
(iii)	The amounts represent payables to Nongken Culture for rental expenses.
(iv)	The amounts represent payables for film production services provided by Film Workshop.
(v)	The amounts mainly represent loans from Hubei Film Distribution to support the operations of two cinemas of the Group.
(vi)	The amounts represent payables for the operations supporting fund provided by N&J.
(vii)	The amounts represent payables for film production services provided by Beijing Xinliliang.
(viii)	The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.
(ix)	The amounts represent reimbursements to Mr. Guoqiang Lu for expenses incurred for Bona Guoqiang.